Note 13 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revolving Credit Facility	$ 213,239	$ 371,929
Senior Notes	255,790	234,901
Capital leases maturing at various dates through 2022	2,430	854
Other long-term debt maturing at various dates up to 2022	8,436	3,720
Long-term debt	479,895	611,404
Long-term debt - current (note 13)	9,024	4,223
Long-term debt - non-current	$ 470,871	$ 607,181